Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2020 Fund - Fidelity Freedom Index 2020 Fund - Investor Class	May 30, 2023
Bar Chart Table:
Annual Return 2013	11.10%
Annual Return 2014	5.84%
Annual Return 2015	(0.82%)
Annual Return 2016	6.91%
Annual Return 2017	13.90%
Annual Return 2018	(3.85%)
Annual Return 2019	18.16%
Annual Return 2020	12.70%
Annual Return 2021	8.41%
Annual Return 2022	(15.96%)